Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 11 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2024, 2023 and 2022, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2024	2023	2022
Customer A	10.34%	-	-
Customer B	10.30%	-	-

Suppliers

For the years ended December 31, 2024, 2023 and 2022, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2024	2023	2022
Supplier A	29.78%	-	-
Supplier B	24.02%	-	-
Supplier C	23.30%	-	-
Supplier D	17.73%	-	-

As of December 31, 2021, Supplier C’s balance accounted for 23.81% of the Company’s total accounts payable.